Dividends - Summary of Dividends (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018 $ / shares	Dec. 31, 2018 R / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 R / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 R / shares	Dec. 31, 2015 R / shares
Disclosure of Dividends [line items]
Dividends declared per share | $ / shares	$ 0.06		$ 0.08		$ 0.05
Final Dividend [Member]
Disclosure of Dividends [line items]
Dividends declared per share				R 0.50		R 0.60	R 0.21
Dividend declared date	Feb. 13, 2018	Feb. 13, 2018
Interim Dividend [Member]
Disclosure of Dividends [line items]
Dividends declared per share		R 0.20		R 0.40		R 0.50
Approved dividend [member]
Disclosure of Dividends [line items]
Final dividend approved by the Board, Value		R 0.20
Dividend approved date	Feb. 13, 2019	Feb. 13, 2019